Consolidated Statement of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Contract revenue	$ 750	$ 2,090	$ 9,979
Grant revenue	2,580	13,528	7,409
Total revenue	3,330	15,618	17,388
Operating expenses:
General and administrative expenses	(53,295)	(60,991)	(57,199)
Research and development expenses	(96,235)	(152,433)	(110,471)
Operating income/(loss)	(146,199)	(197,807)	(150,282)
Other income/(expense):
Gain/(loss) on deconsolidation of subsidiary	61,787	27,251	0
Gain/(loss) on investments held at fair value	77,945	(32,060)	179,316
Realized gain/(loss) on sale of investments	(122)	(29,303)	(20,925)
Gain/(loss) on investments in notes from associates	(27,630)	0	0
Other income/(expense)	(908)	8,131	1,592
Other income/(expense)	111,072	(25,981)	159,983
Finance income/(costs):
Finance income	16,012	5,799	214
Finance costs – contractual	(3,424)	(3,939)	(4,771)
Finance income/(costs) – fair value accounting	2,650	137,063	9,606
Total finance costs - non cash interest expense related to sale of future royalties	(10,159)	0	0
Net finance income/(costs)	5,078	138,924	5,050
Share of net income/(loss) of associates accounted for using the equity method	(6,055)	(27,749)	(73,703)
Gain/(loss) on dilution of ownership interest in associates	0	28,220	0
Impairment of investment in associates	0	(8,390)	0
Income/(loss) before taxes	(36,103)	(92,783)	(58,953)
Taxation	(30,525)	55,719	(3,756)
Income/(loss) for the year	(66,628)	(37,065)	(62,709)
Other comprehensive income/(loss):
Equity-accounted associate – share of other comprehensive income (loss)	92	(166)	0
Reclassification of foreign currency differences on dilution of interest	0	(213)	0
Total other comprehensive income/(loss)	92	(379)	0
Total comprehensive income/(loss) for the year	(66,535)	(37,444)	(62,709)
Income/(loss) attributable to:
Owners of the Group	(65,697)	(50,354)	(60,558)
Non-controlling interests	(931)	13,290	(2,151)
Comprehensive income/(loss) attributable to:
Owners of the Group	(65,604)	(50,733)	(60,558)
Non-controlling interests	$ (931)	$ 13,290	$ (2,151)
Earnings/(loss) per share:
Basic earnings/(loss) per share (in dollars per share)	$ (0.24)	$ (0.18)	$ (0.21)
Diluted earnings/(loss) per share (in dollars per share)	$ (0.24)	$ (0.18)	$ (0.21)